Tradr 2X Long ONDS Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$5,532,989
TOTAL NET ASSETS — 100.0%	$5,532,989

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Ondas Holdings, Inc.	Receive	6.63% (OBFR01* + 300bps)	At Maturity	3/9/2027	$10,355,669	$-	$720,247
TOTAL EQUITY SWAP CONTRACTS								$720,247

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.